Basis Of Presentation And Significant Accounting Policies Oil and Gas Properties (Details) (USD $)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Basis Of Presentation And Significant Accounting Policies Oil and Gas Properties
Depletion expense on oil and Gas properties	$ 25,741	$ 13,902	$ 47,427	$ 25,406	$ 89,376	$ 2,223,477	$ 474,056
Depletion at the rate per barrel	26.80	23.33	26.80	23.33	19.19	20.27	21.94
Depreciation expenses on buildings and equipment	$ 3,477,816	$ 396,662	$ 5,008,012	$ 740,270	$ 2,778	$ 60,574	$ 35,369
Buildings and improvements estimated useful lives						30	30
Office equipment and software estimated useful lives minimum						5	5
Office equipment and software estimated useful lives maximum						7	7
Machinery and equipment estimated useful lives minimum						5	5
Machinery and equipment estimated useful lives maximum						7	7
Estimated present value of future net revenues from proved reserves, discounted at a an interest rate %						10.00%